DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
DEFERRED TAX ASSETS AND LIABILITIES [abstract]
Schedule of deferred tax assets and liabilities

	Assets		Liabilities
	December 31,		December 31,
	2017	2018	2017	2018
	RMB	RMB	RMB	RMB
Receivables and inventories	381	2,563	—	—
Payables	1,925	1,808	—	—
Cash flow hedges	165	1,131	(50)	(27)
Property, plant and equipment	14,150	15,427	(9,928)	(8,666)
Tax losses carried forward	2,325	3,709	—	—
Available-for-sale financial assets	117	—	—	—
Financial assets at fair value through other comprehensive income	—	117	—	(1)
Intangible assets	227	474	(563)	(535)
Others	180	174	(264)	(428)
Deferred tax assets/(liabilities)	19,470	25,403	(10,805)	(9,657)

Schedule of movements in the deferred tax assets and liabilities

		Recognized in	Recognized in
	Balance as of	consolidated	other		Balance as of
	January 1,	statement of	comprehensive		December 31,
	2016	income	income	Others	2016
	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	1,552	(1,505)	6	34	87
Payables	413	(22)	—	—	391
Cash flow hedges	250	—	(465)	—	(215)
Property, plant and equipment	(9,131)	6,063	(392)	109	(3,351)
Tax losses carried forward	5,883	(3,426)	20	—	2,477
Available-for-sale financial assets	—	(139)	(7)	146	—
Intangible assets	203	(1)	—	58	260
Others	40	(136)	—	—	(96)
Net deferred tax (liabilities)/assets	(790)	834	(838)	347	(447)

		Recognized in	Recognized in		Acquisition	Balance as
	Balance as of	consolidated	other		of	of
	January 1,	statement of	comprehensive		Shanghai	December 31,
	2017	income	income	Others	SECCO	2017
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	87	300	(5)	(1)	—	381
Payables	391	1,534	—	—	—	1,925
Cash flow hedges	(215)	9	313	8	—	115
Property, plant and equipment	(3,351)	8,475	287	(8)	(1,181)	4,222
Tax losses carried forward	2,477	(135)	(17)	—	—	2,325
Available-for-sale financial assets	—	117	—	—	—	117
Intangible assets	260	(27)	—	—	(569)	(336)
Others	(96)	44	4	—	(36)	(84)
Net deferred tax (liabilities)/assets	(447)	10,317	582	(1)	(1,786)	8,665

	Balance as	Recognized in	Recognized in			Balance as
	of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2018	income	income	Others	reserve	2018
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	381	2,176	3	3	—	2,563
Payables	1,925	(117)	—	—	—	1,808
Cash flow hedges	115	(10)	2,029	1	(1,031)	1,104
Property, plant and equipment	4,222	2,650	(130)	19	—	6,761
Tax losses carried forward	2,325	1,414	6	(36)	—	3,709
Available-for-sale financial assets	117	—	—	(117)	—	—
Financial assets at fair value through other comprehensive income	—	—	(1)	117	—	116
Intangible assets	(336)	273	—	2	—	(61)
Others	(84)	(142)	(2)	(26)	—	(254)
Net deferred tax assets/(liabilities)	8,665	6,244	1,905	(37)	(1,031)	15,746